Consolidated statement of cash flows - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020		Oct. 31, 2019		Oct. 31, 2018
Cash flows provided by (used in) operating activities
Net income		$ 3,792		$ 5,121		$ 5,284
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses		2,489		1,286		870
Amortization and impairment	[1]	1,311		838		657
Stock options and restricted shares expense		14		16		31
Deferred income taxes		(228)		108		69
Losses (gains) from debt securities measured at FVOCI and amortized cost		(9)		(34)		35
Net losses (gains) on disposal of property and equipment		4		(7)		(14)
Other non-cash items, net		(767)		(229)		(292)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks		(5,468)		(208)		(2,599)
Loans, net of repayments		(18,891)		(17,653)		(16,155)
Deposits, net of withdrawals		82,120		19,838		20,770
Obligations related to securities sold short		328		1,853		69
Accrued interest receivable		97		(122)		(341)
Accrued interest payable		(238)		138		205
Derivative assets		(8,832)		(2,484)		2,780
Derivative liabilities		5,184		4,037		(2,084)
Securities measured at FVTPL		(8,296)		(1,826)		(647)
Other assets and liabilities measured/designated at FVTPL		1,563		1,222		(380)
Current income taxes		1,287		(309)		(301)
Cash collateral on securities lent		2		(909)		707
Obligations related to securities sold under repurchase agreements		19,852		20,961		2,869
Cash collateral on securities borrowed		(4,883)		1,824		(453)
Securities purchased under resale agreements		(9,394)		(10,785)		(1,195)
Other, net		(742)		(4,041)		(18)
Cash flows provided by (used in) operating activities		60,295		18,635		9,867
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness		1,000		1,500		1,534
Redemption/repurchase/maturity of subordinated indebtedness		(33)		(1,001)		(638)
Issue of preferred shares and limited recourse capital notes, net of issuance cost		747		568		445
Issue of common shares for cash		163		157		186
Purchase of common shares for cancellation		(234)		(109)		(417)
Net sale (purchase) of treasury shares		14		1		6
Dividends and distributions paid		(2,571)		(2,406)		(2,109)
Repayment of lease liabilities		(307)
Cash flows provided by (used in) financing activities		(1,221)		(1,290)		(993)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost		(54,075)		(42,304)		(33,011)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost		11,883		13,764		12,992
Proceeds from maturity of debt securities measured at FVOCI and amortized cost		23,093		10,948		12,402
Cash used in acquisitions, net of cash acquired				(25)		(315)
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures						200
Net sale (purchase) of property and equipment		(309)		(272)		(255)
Cash flows provided by (used in) investing activities		(19,408)		(17,889)		(7,987)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks		25		4		53
Net increase (decrease) in cash and non-interest-bearing deposits with banks during the year		39,691		(540)		940
Cash and non-interest-bearing deposits with banks at beginning of year		3,840	[2]	4,380	[2]	3,440
Cash and non-interest-bearing deposits with banks at end of year	[2]	43,531		3,840		4,380
Cash interest paid		6,716		10,008		7,235
Cash interest received		16,774		19,840		16,440
Cash dividends received		845		735		724
Cash income taxes paid		$ 39		$ 1,549		$ 1,654

[1]	Comprises amortization and impairment of buildings, right-of-use assets, furniture, equipment, leasehold improvements, software and other intangible assets, and goodwill.
[2]	Includes restricted cash of $463 million (2019: $479 million; 2018: $438 million) and interest-bearing demand deposits with Bank of Canada.